CONCENTRATIONS (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2016	May 31, 2015
Concentration Risk [Line Items]
FDIC limit	$ 250,000
Sales [Member]
Concentration Risk [Line Items]
Customers	3	4
Concentration Risk, Percentage	81.00%	79.00%
Net Sales	$ 156,000	$ 169,000
Accounts Receivable [Member]
Concentration Risk [Line Items]
Customers	0	0